Dividends - Summary of Dividends Paid And Proposed (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	May 22, 2017	May 23, 2016	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)				$ 0.710	$ 0.640	$ 0.575
Interim				0.363	0.330	0.300
Special			$ 2.621	0.000	2.025	6.329
Dividends paid				1.073	2.995	7.204
Final Proposed (not recognised as a liability at 31 December)				$ 0.781	$ 0.710	$ 0.640
Final (declared for previous year)				$ 130	$ 127	$ 137
Interim				69	62	56
Special	$ 400	$ 1,500	$ 500	0	404	1,500
Dividends paid				199	593	1,693
Final Proposed (not recognised as a liability at 31 December)				$ 141	$ 135	$ 126